Share-Based Compensation - Valuation assumptions (Details)	12 Months Ended
Dec. 31, 2019
Stock Option 2019 Plan [Member]
Valuation assumptions:
Expected dividend yield	3.50%
Stock Option 2019 Plan [Member] | Minimum [Member]
Valuation assumptions:
Expected volatility	51.96%
Expected term (years)	1 year
Risk-free interest rate	1.69%
Stock Option 2019 Plan [Member] | Maximum [Member]
Valuation assumptions:
Expected volatility	57.79%
Expected term (years)	1 year 6 months
Risk-free interest rate	1.75%
Imaging Cayman [Member] | Stock Option 2016 Plan [Member]
Valuation assumptions:
Expected dividend yield	0.00%
Expected volatility	38.04%
Expected term (years)	3 years 1 month 15 days
Risk-free interest rate	0.50%
Imaging Taiwan [Member] | Stock Option 2016 Plan [Member]
Valuation assumptions:
Expected dividend yield	0.00%
Expected volatility	38.04%
Expected term (years)	3 years 1 month 15 days
Risk-free interest rate	0.50%
Himax Display [Member] | Stock Option 2015 Plan [Member]
Valuation assumptions:
Expected dividend yield	0.00%
Expected volatility	33.52%
Expected term (years)	3 years 1 month 15 days
Risk-free interest rate	0.65%